Drilling units	12 Months Ended
Dec. 31, 2014
Drilling units [Abstract]
Drilling units
Drilling units

(In US$ millions)	December 31, 2014	December 31, 2013
Cost	19,101	19,967
Accumulated depreciation	(2,991)	(2,774)
Re-classified as assets held for sale	(965)	—
Net book value	15,145	17,193

Depreciation and amortization expense was $684 million, $703 million and $608 million for the years ended December 31, 2014, 2013 and 2012, respectively.

As of the deconsolidation date of Seadrill Partners on January 2, 2014, we have deconsolidated the entities that own and operate the following drilling units: West Sirius, West Aquarius, West Capella, West Capricorn, West Leo, T-15, T-16 and West Vencedor. For more details on the deconsolidation of Seadrill Partners see Note 11.
On March 21, 2014 we completed the sale of the entities that own and operate the West Auriga to Seadrill Partners. For more details on the sale of West Auriga see Note 11.
On November 4, 2014 we completed the sale of the entities that own and operate the West Vela to Seadrill Partners. For more details on the sale of West Vela see Note 11.
During the year ended December 31, 2014, a subsidiary of the Company entered into a joint venture agreement to form SeaMex Ltd with an investment fund controlled by Fintech Advisory Inc. (Fintech), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex and to pursue other opportunities in Mexico and other Latin American countries. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs will be included in the joint venture. The joint venture will become effective upon meeting certain closing conditions. On the completion of the transaction, the Company will no longer control the entities that own and operate these drilling units, and as such the Company will deconsolidate these entities and subsequently recognize its investment in the joint venture. Accordingly, the assets and liabilities held within the Company’s consolidated balance sheet that are related to the disposal group have been reclassified as held for sale and depreciation has ceased for these related assets. We have not presented this disposal group as discontinued operations in our statement of operations as we will continue to hold significant influence over SeaMex Ltd. For more details on assets held for sale see Note 37.